Loans Receivable - Unpaid Principal Balance of Loans by Risk Category (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	$ 1,569,893		$ 1,621,554		$ 1,763,196
Pass
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	1,484,701		1,460,457		1,497,361
Special mention
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	2,693		24,203		33,363
Total pass and special mention rated loans
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	1,487,394		1,484,660		1,530,724
Substandard rated loans, excluding TDR accrual
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	29,083	[1]	35,310	[1],[2]	72,117	[2]
Troubled debt restructurings-accrual
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	11,249		33,087		41,565
Non-accrual
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	42,167		68,497		118,790
Impaired loans
Financing Receivable, Recorded Investment [Line Items]
Total unpaid principal balance	$ 53,416		$ 101,584		$ 160,355

[1]	Includes residential and consumer loans identified as substandard that are not necessarily on non-accrual.
[2]	Includes residential and consumer loans identified as substandard, that are not necessarily on non-accrual.